AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.2%
Asset-Backed Securities — 7.4%
Collateralized Debt Obligations — 0.6%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
1.500%(c)	01/15/37	10,000	$9,938,742
KREF Ltd.,
Series 2022-FL03, Class A, 144A, 1 Month Term SOFR + 1.450% (Cap N/A, Floor 1.450%)
1.780%(c)	02/17/39	10,000	9,933,689
			19,872,431
Collateralized Loan Obligations — 6.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	04/20/35	3,000	2,989,109
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32	7,500	7,428,069
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.415%(c)	10/21/34	8,500	8,403,474
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	12,000	12,014,678
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.191%(c)	10/15/30	12,250	12,138,116
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33	10,000	9,889,439
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34	3,500	3,465,707
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.366%(c)	01/17/34	5,000	4,947,329
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.431%(c)	07/15/34	4,500	4,454,342
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31	993	985,963
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34	5,375	5,319,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.181%(c)	07/18/30	10,000	$9,915,217
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31	6,750	6,688,965
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	07/20/34	8,000	7,917,858
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	5,000	4,961,856
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.489%(c)	10/23/34	4,000	3,951,088
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.138%(c)	06/20/34	11,750	11,598,656
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	15,000	14,964,930
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.329%(c)	10/23/31	7,250	7,188,650
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.359%(c)	07/23/33	7,500	7,428,115
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34	2,500	2,475,077
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	10/20/32	12,000	11,927,006
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34	7,000	6,923,766
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/34	7,750	7,666,627
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/31	25,250	25,117,422
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	1,500	1,480,295
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30	1,955	$1,950,983
			204,192,413
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,875,244
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	05/25/34	885	855,293
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/34	661	625,133
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.537%(c)	03/25/33	247	243,230
			1,723,656
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	1,557	1,553,423
Other — 0.3%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23	880	869,120
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24	8,350	8,186,176
			9,055,296
Residential Mortgage-Backed Securities — 0.2%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	11/25/34	449	445,328
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	12/25/34	1,630	1,584,993
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.779%(cc)	07/27/50	3,016	2,899,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	05/25/34	678	$652,440
			5,582,672

Total Asset-Backed Securities (cost $243,837,695)			244,855,135
Commercial Mortgage-Backed Securities — 8.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.293%(cc)	02/15/55	25,000	24,824,943
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	3,276	3,196,183
Barclays Commercial Mortgage Securities Trust,
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	10,282,250
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	3,480	3,563,662
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	10,505,621
Benchmark Mortgage Trust,
Series 2020-IG01, Class A3
2.687%	09/15/43	5,120	4,855,956
Series 2022-B33, Class A5
3.458%	03/15/55	12,400	12,518,015
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%	02/15/55	8,000	7,954,379
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	13,211,660
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	17,789,491
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	15,894	15,906,683
Commercial Mortgage Trust,
Series 2013-CR12, Class A3
3.765%	10/10/46	3,610	3,610,719
Series 2014-CR20, Class A3
3.326%	11/10/47	7,060	7,023,516
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,784,799
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,517,051
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	5,000	4,985,015
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.155%(cc)	05/25/26	38,290	1,707,776

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K093, Class XAM, IO
1.192%(cc)	05/25/29	51,135	$3,958,120
Series K106, Class XAM, IO
1.606%(cc)	02/25/30	54,548	5,973,617
Series K734, Class X1, IO
0.647%(cc)	02/25/26	120,952	2,534,361
Series K736, Class XAM, IO
1.711%(cc)	07/25/26	63,677	4,185,801
Series K737, Class XAM, IO
1.004%(cc)	10/25/26	46,658	1,940,716
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,720	4,725,001
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	7,359,052
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	812	813,371
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,480,650
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3
3.720%	02/15/51	6,600	6,723,223
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,267,983
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	15,229,941
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,085,694
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	1,768	1,764,123
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,965,975
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,435,777
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	5,083,520

Total Commercial Mortgage-Backed Securities (cost $270,909,396)			264,764,644
Corporate Bonds — 42.0%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	9,200	8,525,978
3.625%	02/01/31	6,000	5,838,960
			14,364,938
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	6,000	5,216,948
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	7,730	$7,522,290
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	6,210	6,224,565
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,104,619
			24,068,422
Airlines — 0.2%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	278	278,275
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	5,000	5,051,819
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	1,215	1,196,289
4.625%	04/15/29	240	228,480
			6,754,863
Auto Manufacturers — 1.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.700%	04/01/32	8,000	8,085,158
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	497,800
4.950%	05/28/27	12,875	13,089,936
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	10,093,367
6.600%	04/01/36	3,385	3,926,578
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,148,032
Sr. Unsec’d. Notes
3.100%	01/12/32(a)	10,000	8,998,353
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	7,300	6,449,489
			59,288,713
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32(a)	7,780	7,371,652
Banks — 13.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.358%(c)	04/12/23	2,200	2,211,831
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28	9,400	9,465,237

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	4,000	$3,798,098
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	17,992,252
2.687%(ff)	04/22/32	13,055	11,999,339
2.972%(ff)	02/04/33	14,000	13,131,189
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	5,000	5,059,243
4.078%(ff)	04/23/40	2,365	2,427,056
Sub. Notes, MTN
4.200%	08/26/24	9,015	9,238,397
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	7,085,876
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	10,740	11,276,156
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	291,489
3.132%(ff)	01/20/33	5,000	4,629,207
3.375%	01/09/25	992	988,960
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	6,094,269
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,407,893
3.057%(ff)	01/25/33(a)	24,500	22,931,857
Sub. Notes
4.450%	09/29/27	17,330	17,866,130
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,261,940
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28	15,000	15,123,255
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	3,238,893
4.250%	03/13/26	2,100	2,156,270
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	1,975	1,793,883
3.102%(ff)	02/24/33	15,765	14,875,868
3.615%(ff)	03/15/28(a)	11,130	11,130,523
3.814%(ff)	04/23/29	16,650	16,763,705
3.850%	01/26/27	240	242,812
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	3,920,073
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26	15,200	15,275,425
4.017%(ff)	03/28/28	2,625	2,643,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	$5,679,175
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	4,200	3,851,657
2.963%(ff)	01/25/33(a)	34,470	32,531,415
3.509%(ff)	01/23/29	17,000	16,975,368
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,701,088
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	5,039,628
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	3,135	2,838,808
2.943%(ff)	01/21/33	35,080	32,870,623
Sub. Notes, MTN
3.950%	04/23/27	655	667,460
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	202,397
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	20,065,515
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.550%	03/10/25(a)	7,130	6,972,267
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.200%	03/10/32(a)	12,890	12,693,597
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,635	1,505,409
4.125%	09/24/25	7,370	7,506,468
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,646,052
2.879%(ff)	10/30/30	12,770	12,154,898
3.526%(ff)	03/24/28	16,995	16,972,502
			433,194,535
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	7,047,898
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.350%	02/22/32(a)	8,500	8,429,652
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	03/25/32	8,500	8,509,363
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	329,679

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	$655,293
			9,494,335
Chemicals — 0.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,884,827
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	2,545	2,579,225
4.550%	11/30/25	131	136,581
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	607	633,428
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,367,482
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	5,164,390
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	4,000	4,010,713
			23,776,646
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	171,361
3.800%	11/01/25	2,445	2,486,705
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	8,402,495
S&P Global, Inc.,
Gtd. Notes, 144A
2.900%	03/01/32	10,680	10,352,083
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,087,738
			22,500,382
Cosmetics/Personal Care — 0.2%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.625%	03/24/32	6,200	6,202,522
Diversified Financial Services — 0.8%
American Express Co.,
Sr. Unsec’d. Notes
2.550%	03/04/27	6,050	5,879,790
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	7,714,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32	5,065	$4,875,712
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30(a)	8,650	8,817,457
			27,287,375
Electric — 3.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,650,900
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,713,485
6.125%	04/01/36	1,160	1,431,018
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	500	462,666
5.000%	02/01/31	725	660,295
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,948	2,003,860
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	10,013,099
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,452,966
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	440,249
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32(a)	17,760	17,152,144
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	430,625
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,070,675
Entergy Louisiana LLC,
Collateral Trust Bond
3.250%	04/01/28	445	440,733
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	11,286,565
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,256,609
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27(a)	795	797,416
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	929,963

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	$2,150,119
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	3,079,374
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,704,027
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,400,088
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,278,042
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	532,298
4.224%	03/15/32	8,360	8,380,111
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,984,421
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,114,014
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	6,381,224
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,207,742
5.625%	02/15/27	3,000	2,998,464
			119,403,192
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	4,020	3,545,835
Entertainment — 0.9%
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	11,995	12,062,554
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	17,825	18,270,625
			30,333,179
Environmental Control — 0.3%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	9,035	8,806,094
Foods — 0.4%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	9,170	9,030,827
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	$1,395,417
4.200%	04/01/59	1,190	1,281,213
			11,707,457
Gas — 0.3%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	10,671,158
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,010,755
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	4,752,474
5.125%	06/15/39	3,800	4,105,063
Sr. Sec’d. Notes, 144A
3.125%	03/15/27(a)	4,270	4,172,147
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	132,990
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	256,319
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31	5,000	4,603,689
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,930,908
			27,964,345
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	988,370
Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%(cc)	04/01/23	13,855	14,001,184
Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,655	2,722,306
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,132,158
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.875%	03/15/32	11,000	10,668,163
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	6,685	6,675,106

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	$2,548,229
4.569%	02/01/29	2	2,121
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	501,196
3.625%	03/30/23	355	358,062
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,187,599
			27,794,940
Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32	7,300	7,054,222
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,324,971
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,595,247
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	7,250	6,194,970
4.400%	04/01/33(a)	5,000	4,991,680
6.384%	10/23/35	5,822	6,615,735
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,516,439
4.200%	08/15/34	1,575	1,687,555
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,453,497
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24(a)	500	504,421
			31,559,544
Mining — 0.5%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	5,258,011
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	12,000	11,036,409
			16,294,420
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	446,192
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	$6,231,383
Oil & Gas — 2.2%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	1,640	1,632,802
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,058
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	10,000	9,052,170
4.250%	04/15/27	4,950	5,114,493
4.400%	04/15/29	3,000	3,114,143
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	9,400	9,309,283
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	5,000	4,635,962
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,147,093
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	7,080	7,442,120
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49(a)	1,030	1,026,715
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	9,136,923
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31	12,500	11,254,366
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31(a)	1,750	1,613,742
4.350%	06/01/28	7,335	7,592,133
			73,074,003
Packaging & Containers — 0.5%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,605	3,505,958
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	13,127,652
			16,633,610
Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	25,790	25,483,436
3.850%	06/15/24	575	586,257

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22	400	$399,892
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.950%	03/15/32	9,540	9,349,765
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	530	532,154
4.375%	10/15/28	13,900	14,620,596
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	4,944	5,182,800
4.780%	03/25/38	1,775	1,937,704
5.000%	12/01/24	700	731,882
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31(a)	13,270	12,296,019
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	4,696,010
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	10,859,739
			86,676,254
Pipelines — 2.6%
Energy Transfer LP,
Sr. Unsec’d. Notes
4.000%	10/01/27(a)	1,510	1,515,208
4.950%	06/15/28(a)	15,325	16,086,551
5.500%	06/01/27	5,000	5,357,873
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	7,750	7,618,338
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,585,952
4.125%	03/01/27	2,980	3,052,257
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23(a)	2,525	2,586,308
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27(a)	1,535	1,544,616
4.500%	03/15/50	3,135	3,027,996
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,667,890
4.650%	10/15/25(a)	2,185	2,246,223
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,465,137
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,385	2,406,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	$3,686,933
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,376,521
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31(a)	7,500	6,899,518
4.300%	03/04/24	1,000	1,021,548
			84,145,527
Real Estate Investment Trusts (REITs) — 0.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,776,865
3.850%	02/01/25	5,575	5,632,713
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29	8,500	8,530,290
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32	7,500	6,705,595
			24,645,463
Retail — 0.5%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	6,481,939
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	8,980,253
			15,462,192
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	1,528,670
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	13,018,071
4.110%	09/15/28	3,975	4,032,874
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	1,016,530
3.419%	04/15/33	5,300	4,946,038
4.150%	04/15/32	5,680	5,667,561
			30,209,744
Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	12,730	13,120,068
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	124,000

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	5,790	$5,799,404
			19,043,472
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	6,000	5,337,338
3.500%	09/15/53	4,246	3,754,171
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	2,745	2,598,902
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	5,000	5,364,284
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.700%	03/15/32	23,435	21,333,562
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	2,630	2,443,579
4.016%	12/03/29	8,188	8,505,432
			49,337,268
Water — 0.4%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	13,080,411

Total Corporate Bonds (cost $1,379,297,967)			1,380,216,363
Municipal Bonds — 1.7%
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	24,438,818
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,914,351
Massachusetts — 0.1%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,385	1,466,096
New York — 0.3%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	8,837,537
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,313,585
			11,151,122
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	$1,532,278
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,188,078
			3,720,356
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	611,668
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,214,175
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,897,826
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,914,745

Total Municipal Bonds (cost $53,502,195)			55,329,157
Residential Mortgage-Backed Securities — 1.0%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/35	1,664	1,569,753
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.307%(c)	10/25/28	1,457	1,452,261
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	1,830	1,829,174
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,502	1,505,508
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.157%(c)	11/25/28	1,721	1,717,370
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	01/25/49	901	905,091
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.057%(c)	10/25/28	524	522,922

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	455	$454,952
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	12,612	12,586,250
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	1,306	1,309,409
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	1,901	1,896,110
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	01/25/48	277	274,920
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	376	375,436
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57	807	797,061
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23	2,560	2,548,960
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.857%(c)	03/25/28	40	40,047
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,784	1,752,089
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	10/25/59	840	838,086
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
2.890%(cc)	09/25/36	952	920,832

Total Residential Mortgage-Backed Securities (cost $31,608,211)			33,296,231
Sovereign Bonds — 1.5%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	1,111,064
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34(a)	2,000	2,524,875
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	2,616,268
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	$1,525,708
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,948,682
2.875%	10/17/29	15,600	14,745,282

Total Sovereign Bonds (cost $49,719,199)			48,471,879
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	945	1,253,155
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	60,186,752
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	197,051

Total U.S. Government Agency Obligations (cost $66,413,958)			61,636,958
U.S. Treasury Obligations — 35.7%
U.S. Treasury Bonds
1.375%	08/15/50	415	319,550
2.000%	11/15/41	20,000	18,093,750
2.250%	05/15/41	80,850	76,289,555
2.375%	02/15/42	118,170	114,034,050
3.625%	08/15/43	185	214,485
U.S. Treasury Notes
0.375%	09/30/27	500	446,289
0.500%	10/31/27	500	448,867
0.750%	03/31/26	57,260	53,394,950
1.125%	08/31/28	21,000	19,349,531
1.250%	11/30/26	8,015	7,582,315
1.250%	12/31/26	16,735	15,811,960
1.250%	09/30/28	102,130	94,773,449
1.375%	12/31/28(a)	109,280	102,142,650
1.500%	11/30/28	72,800	68,579,875
1.750%	01/31/29(a)	240,800	230,603,625
1.875%	02/28/27(a)	16,500	16,060,430
1.875%	02/28/29(a)	167,000	161,233,281
1.875%	02/15/32(a)	147,280	141,457,838
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45	4,640	2,471,706
2.377%(s)	08/15/45	1,705	903,184
2.387%(s)	05/15/43	5,565	3,099,879
2.420%(s)	05/15/44	10,500	5,712,656
2.432%(s)	02/15/42	23,730	13,739,299
2.472%(s)	08/15/44	15,965	8,642,927
2.526%(s)	02/15/46	18,580	9,768,290
2.544%(s)	11/15/45	4,405	2,313,313
3.176%(s)	08/15/40	7,180	4,411,493

Total U.S. Treasury Obligations (cost $1,224,106,370)			1,171,899,197

Total Long-Term Investments (cost $3,319,394,991)			3,260,469,564

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 14.8%
Affiliated Mutual Fund — 14.3%
PGIM Institutional Money Market Fund (cost $468,883,317; includes $468,831,855 of cash collateral for securities on loan)(b)(we)	469,395,806	$468,973,350
Unaffiliated Fund — 0.5%
Dreyfus Government Cash Management (Institutional Shares)	18,247,441	18,247,441
(cost $18,247,441)

Total Short-Term Investments (cost $487,130,758)		487,220,791

TOTAL INVESTMENTS—114.0% (cost $3,806,525,749)		3,747,690,355

Liabilities in excess of other assets(z) — (14.0)%		(461,494,429)

Net Assets — 100.0%		$3,286,195,926

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $460,452,931; cash collateral of $468,831,855 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,208	5 Year U.S. Treasury Notes	Jun. 2022	$253,230,000	$(6,337,981)
6,945	10 Year U.S. Treasury Notes	Jun. 2022	853,366,875	(18,492,644)
488	10 Year U.S. Ultra Treasury Notes	Jun. 2022	66,108,750	(2,001,434)
				(26,832,059)
Short Positions:
2,014	2 Year U.S. Treasury Notes	Jun. 2022	426,810,658	1,754,494
2,853	20 Year U.S. Treasury Bonds	Jun. 2022	428,128,313	15,900,661
367	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	65,004,875	2,175,525
				19,830,680
				$(7,001,379)
A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)		Value at Trade Date		Value at March 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	101,020		3.443%		$5,969,617		$6,540,434		$570,817
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A12